RESTRICTED CASH (Details) - USD ($) $ in Millions	Jun. 30, 2017	Dec. 31, 2016
Restricted Cash and Cash Equivalents Items [Line Items]
Debt instrument, covenant compliance, cash required to be maintained	$ 66.3	$ 49.6
Ship Finance International Limited [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
cash surplus required for vessel leasing agreements, covenant compliance	$ 20.0	$ 26.0